UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-7502

Dreyfus International Funds, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	11/30/09

The following N-CSR relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR Form will be filed for the remaining series as appropriate.

Dreyfus Emerging Markets Fund

FORM N-CSR

Item 1.	Reports to Stockholders.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
14	Statement of Assets and Liabilities
15	Statement of Operations
16	Statement of Changes in Net Assets
19	Financial Highlights
23	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Emerging Markets Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Emerging Markets Fund, covering the six-month period from June 1, 2009, through November 30, 2009.

Evidence has continued to accumulate that the global recession is over and sustained economic recoveries have begun throughout the world. Central bank liquidity actions, accommodative monetary policies and economic stimulus programs in many different countries succeeded in calming the financial crisis, ending the recession and sparking the beginning of a global expansion. As 2009 draws to a close, economic policy remains stimulative in nearly every country in the world, and we expect these simultaneous stimuli to support a sustained but moderate global expansion in 2010.

The recovering economies have so far had a salutary impact on the world’s stock markets. Stock prices and commodity prices have risen in anticipation of renewed demand from consumers and businesses, particularly in the faster growing emerging markets. However, for much of the reporting period, lower-quality markets and securities have led the advance as investors sought bargains in the wake of economic and market turbulence. Only recently have we seen evidence that investors are focusing more intently on longer-term fundamentals,suggesting to us that market leadership in 2010 may shift to higher-quality stocks and more seasoned investment managers.As always, your financial advisor can help you prepare for the challenges and opportunities that lie ahead.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
December 15, 2009

DISCUSSION OF FUND PERFORMANCE

For the period of June 1, 2009, through November 30, 2009, as provided by D. Kirk Henry, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended November 30, 2009, Dreyfus Emerging Markets Fund’s Class A shares produced a total return of 25.11%, Class B shares returned 24.46%, Class C shares returned 24.61% and Class I returned 25.03%.1 This compares with a 24.73% total return produced by the Morgan Stanley Capital International Emerging Markets Index (MSCI EM Index), the fund’s benchmark, for the same period.2

Stocks throughout the world rallied sharply as credit markets and economic conditions stabilized in the wake of a global recession and banking crisis. The emerging markets rebounded particularly sharply in anticipation of a resumption of robust economic growth.

The Fund’s Investment Approach

The fund seeks long-term capital growth. In seeking to do so, the fund invests at least 80% of its assets in the stocks of companies organized, or with a majority of assets or business, in emerging market countries generally represented in the MSCI EM Index. Normally, the fund will not invest more than 25% of its total assets in any single emerging market country.We identify potential investments through quantitative and fundamental research, using a value-oriented, research-driven approach that emphasizes individual stock selection over economic and industry trends.We assess how a stock is valued relative to its intrinsic worth, the company’s efficiency and profitability, and the presence of a catalyst that could trigger an increase in the stock’s price in the near- or mid-term.

Equity Markets Rallied in Anticipation of Economic Recovery

In the months prior to the reporting period, the failures of several major financial institutions nearly led to the collapse of the worldwide banking system. Meanwhile, rising unemployment rates, slumping housing prices and depressed consumer confidence exacerbated the most severe global

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

economic downturn since the 1930s. These influences fueled a bear market that drove many stock market averages to multi-year lows in the first quarter of 2009.The emerging markets were particularly hard-hit as investors engaged in a flight to quality toward traditional safe havens.

However, market sentiment already had began to improve by the start of the reporting period, as low interest rates, liquidity enhancements, economic stimulus programs and other remedial measures adopted by the world’s monetary and government authorities gained traction. Evidence of recovering credit markets and economic stabilization supported sustained rallies in global stock markets through the reporting period’s end. Just as the emerging markets fell more sharply than average in the downturn, they bounced back more robustly in the rally.

Security Selections Boosted Relative Results

Our stock selection strategy proved effective across a variety of markets and industry groups, enabling the fund to slightly exceed the performance of the benchmark during the reporting period.We were early participants in Taiwan’s technology sector, where semiconductor manufacturers and contract manufacturers such as Compal Electronics were among the first beneficiaries of the economic recovery. The fund’s results in South Korea were bolstered by technology giant Samsung Electronics and a major bank, KB Financial Group, which had relatively little exposure to the credit crisis. Elsewhere in Asia, Malayan Banking and Krung Thai Bank also gained value when they reported better-than-expected financial results, and several other positions in Thailand fared well after rallying from what we regarded as compelling valuations after the 2008 downturn. The fund also received positive contributions to relative performance from banks in South Africa. Finally, in the fast growing Brazilian market, chemicals producer Braskem and footwear maker Grendene supported the fund’s returns compared to its benchmark.

On the other hand, the fund’s relative performance was hindered by relatively light exposure to banks and producers of basic materials in China, but both industry groups ranked among the country’s leaders during the rally. Overweighted exposure to telecommunications companies in India—including Bharti Airtel and Mahanagar Telephone Nigam—also weighed on relative results as these stocks lagged market averages due to competitive price pressure and a general shift from traditionally defensive industry groups.

Still Finding Opportunities in Recovering Markets

Although we remain concerned that a muted recovery of the U.S. economy could dampen exports from emerging markets, and equity valuations have expanded after the sustained and robust market rally, we have continued to find pockets of value in the emerging markets. Recent additions to the fund include a refiner in Hungary, a bank in Brazil, a telecommunications company in South Africa and a technology company in Taiwan. Conversely, we recently sold the fund’s positions in a mining company in India and a construction company in Mexico after they either reached fuller valuations or failed to meet our expectations. In our judgment, our longstanding focus on companies with solid financial characteristics in markets with improving demographic profiles positions the fund to weather volatility over the near term and participate in market gains over the longer term.

December 15, 2009

1	Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	SOURCE: LIPPER INC. — Reflects reinvestment of gross dividends and, where applicable, capital gain distributions.The Morgan Stanley Capital International Emerging Markets (MSCI
EM) Index is a market capitalization-weighted index composed of companies representative of the market structure of 26 emerging market countries in Europe, Latin America and the Pacific Basin.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Emerging Markets Fund from June 1, 2009 to November 30, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2009

	Class A	Class B	Class C	Class I
Expenses paid per $1,000†	$9.20	$14.01	$13.63	$8.57
Ending value (after expenses)	$1,251.10	$1,244.60	$1,246.10	$1,250.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2009

	Class A	Class B	Class C	Class I
Expenses paid per $1,000†	$8.24	$12.56	$12.21	$7.69
Ending value (after expenses)	$1,016.90	$1,012.58	$1,012.94	$1,017.45

† Expenses are equal to the fund’s annualized expense ratio of 1.63% for Class A, 2.49% for Class B, 2.42% for
Class C and 1.52% for Class I, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

November 30, 2009 (Unaudited)

Common Stocks—93.7%	Shares		Value ($)
Brazil—12.4%
Amil Participacoes	245,000		1,779,408
Banco Santander Brasil, ADR	723,240	[a]	9,872,226
Centrais Eletricas Brasileiras	318,762		5,265,792
Cia de Saneamento Basico do Estado de Sao Paulo	147,630		2,657,424
Cia de Saneamento de Minas Gerais	149,000		2,554,771
Cia Energetica de Minas Gerais, ADR	76,689		1,378,868
CPFL Energia	15,300		279,767
Empresa Brasileira de Aeronautica, ADR	97,860	[a]	1,989,494
Grendene	969,820		4,966,495
Itau Unibanco Holding, ADR	551,586		12,272,789
Medial Saude	249,300	[a]	2,357,380
Petroleo Brasileiro, ADR	89,630		4,596,226
Petroleo Brasileiro, ADR (Preferred)	693,070		31,229,734
Porto Seguro	139,200		1,521,645
Redecard	423,200		6,460,701
Tele Norte Leste Participacoes, ADR	282,180		6,140,237
Tractebel Energia	243,230		2,909,615
Vale, ADR	523,500		15,008,745
			113,241,317
China—10.3%
Anhui Expressway, Cl. H	4,728,000		3,184,516
Asia Cement China Holdings	7,138,000		4,070,936
Bosideng International Holdings	21,672,000		4,474,190
China Construction Bank, Cl. H	12,957,130		11,535,951
China Molybdenum, Cl. H	2,144,000		1,776,051
China Railway Construction, Cl. H	3,549,500		4,680,730
Harbin Power Equipment, Cl. H	1,710,000		1,562,158
Huaneng Power International, ADR	33,310		837,413
Huaneng Power International, Cl. H	8,486,600		5,299,984
Industrial & Commercial Bank of China, Cl. H	7,806,000		6,597,287
Lumena Resources	6,428,000		2,380,418
PetroChina, ADR	44,810		5,596,769
PetroChina, Cl. H	11,428,000		14,155,883
Renhe Commercial Holdings	40,448,000		8,089,548
Sinotrans, Cl. H	20,252,500		5,252,550
Soho China	9,555,500		5,141,442

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
China (continued)
TPV Technology	6,713,630		3,837,573
Weiqiao Textile, Cl. H	8,523,100		5,806,668
			94,280,067
Egypt—.1%
Al Ezz Steel Rebars	407,652		1,036,807
Hong Kong—6.3%
China Mobile	1,566,000		14,669,789
China Mobile, ADR	188,850		8,851,400
China Power International Development	20,500,872	[a]	5,528,587
China Unicom Hong Kong	1,577,198		2,120,554
CNOOC	2,342,000		3,608,168
CNOOC, ADR	14,050		2,176,907
Cosco Pacific	5,255,062		7,323,136
Denway Motors	10,179,300		6,252,020
Global Bio-Chem Technology Group	17,418,700		3,955,705
NWS Holdings	1,415,890		2,765,992
Texwinca Holdings	667,300		611,329
			57,863,587
Hungary—.3%
MOL Hungarian Oil and Gas	29,160	[a]	2,551,245
India—7.6%
Ambuja Cements	1,185,050		2,328,219
Andhra Bank	1,129,687		2,777,162
Bank of India	439,010		3,544,157
Bharat Petroleum	241,148		2,915,262
Bharti Airtel	1,684,066		10,845,095
Glenmark Pharmaceuticals	1,047,800		5,202,998
Hindustan Petroleum	481,811		3,594,612
India Cements	3,642,191		8,734,524
Infosys Technologies	47,220		2,400,254
Infosys Technologies, ADR	20,230		1,031,123
Jet Airways India	175,282	[a]	1,689,682
Mahanagar Telephone Nigam	2,475,650		3,930,490
Reliance Industries	366,880		8,256,012
State Bank of India	82,260		3,958,083

Common Stocks (continued)	Shares		Value ($)
India (continued)
State Bank of India, GDR	81,740	[b]	7,912,432
			69,120,105
Indonesia—.9%
Gudang Garam	1,109,500		2,024,207
Indosat	5,611,500		2,878,453
Telekomunikasi Indonesia	3,856,500		3,670,915
			8,573,575
Israel—1.8%
Bank Hapoalim	1,147,190	[a]	4,458,173
Makhteshim-Agan Industries	848,300		4,132,024
Teva Pharmaceutical Industries, ADR	142,260		7,509,905
			16,100,102
Malaysia—3.6%
Gamuda	5,240,600		4,325,329
Genting Malaysia	10,968,480		9,085,167
Malayan Banking	8,435,930		16,784,828
Tenaga Nasional	981,150		2,435,161
			32,630,485
Mexico—2.4%
America Movil, ADR, Ser. L	172,850		8,362,483
Consorcio ARA	3,968,400	[a]	2,850,957
Embotelladoras Arca	1,929,000		5,737,213
Grupo Continental	1,974,850		4,543,396
			21,494,049
Philippines—.5%
ABS-CBN Holdings	934,530		573,999
Bank of the Philippine Islands	2,104,457		2,117,160
Metropolitan Bank & Trust	1,179,300		1,136,464
Union Bank of the Philippines	1,520,706		1,175,596
			5,003,219
Poland—.7%
Bank Pekao	23,400	[a]	1,486,948
Telekomunikacja Polska	832,640		4,846,069
			6,333,017

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Russia—4.4%
Gazprom, ADR	905,675		20,576,936
LUKOIL, ADR	188,205		10,934,711
MMC Norilsk Nickel, ADR	474,911	[a]	6,530,026
Mobile Telesystems, ADR	47,180		2,362,774
			40,404,447
South Africa—9.7%
Anglo Platinum	56,170	[a]	5,780,086
AngloGold Ashanti, ADR	154,116		6,787,269
ArcelorMittal South Africa	395,175		5,480,685
Barloworld	762,220		4,789,480
FirstRand	5,172,660		12,133,572
Gold Fields, ADR	250,150		3,697,217
JD Group	403,020		2,394,717
MTN Group	519,050		8,327,230
Murray & Roberts Holdings	820,870		5,303,230
Nampak	2,751,897		5,949,746
Nedbank Group	298,529		4,555,540
Sanlam	763,111		2,282,635
Sappi	1,286,673	[a]	5,598,461
Sasol	244,960		9,619,766
Sasol, ADR	24,950		987,521
Standard Bank Group	80,200		1,037,564
Vodacom Group	441,200		3,396,138
			88,120,857
South Korea—15.4%
CJ Cheiljedang	14,697		2,774,331
Hyundai Motor	53,667		4,569,172
Kangwon Land	540,630		7,578,491
KB Financial Group	238,430	[a]	11,892,793
Korea Electric Power	303,215	[a]	8,318,334
Korean Reinsurance	395,310		3,158,264
KT	70,590		2,337,216
KT & G	102,702		5,952,971
KT, ADR	437,620		7,268,868
LG Electronics	5,259		465,838

Common Stocks (continued)	Shares		Value ($)
South Korea (continued)
Lotte Chilsung Beverage	1,182		838,622
Lotte Confectionery	877		940,505
Lotte Shopping	16,700		5,170,279
POSCO	22,726		10,905,666
POSCO, ADR	21,590		2,573,528
S-Oil	118,416		5,570,481
Samsung Electronics	46,549		28,822,910
Samsung Fire & Marine Insurance	23,102		4,013,247
Shinhan Financial Group	174,258	[a]	6,826,154
SK Telecom	21,064		3,070,475
SK Telecom, ADR	444,390		7,363,542
Tong Yang Life Insurance	385,590		4,708,787
Yuhan	38,563		5,853,431
			140,973,905
Taiwan—12.3%
Asia Cement	3,760,000		3,996,147
Asustek Computer	2,080,452		4,131,293
AU Optronics, ADR	518,200		5,415,190
Catcher Technology	1,932,000		5,451,555
China Steel	10,166,186		9,588,357
Chinatrust Financial Holding	9,962,517		5,758,502
Compal Electronics	6,109,432		8,106,925
CTCI	1,389,000		1,294,944
First Financial Holding	12,427,683		7,357,201
HON HAI Precision Industry	1,504,550		6,358,768
HTC	621,000		7,043,880
Mega Financial Holding	3,485,000		1,965,653
Nan Ya Printed Circuit Board	2,072,866		7,375,717
SinoPac Financial Holdings	20,819,103	[a]	7,407,897
Taiwan Semiconductor Manufacturing	5,901,640		11,205,761
Tatung	32,122,000	[a]	7,536,626
United Microelectronics	18,487,445	[a]	9,077,399
Yageo	10,796,200		3,086,642
			112,158,457

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Thailand—3.2%
Bangkok Bank	1,322,860		4,476,515
Kasikornbank	2,920,600		7,643,020
Krung Thai Bank	16,541,500		4,527,828
PTT	1,242,700		8,373,133
Siam Cement	262,470		1,800,065
Thai Airways International	935,144	[a]	495,068
Thai Union Frozen Products	2,910,721		2,342,060
			29,657,689
Turkey—1.6%
Tupras Turkiye Petrol Rafine	235,020		3,960,320
Turk Sise ve Cam Fabrikalari	2,893,338	[a]	2,896,935
Turkcell Iletisim Hizmet	442,460		2,678,329
Turkcell Iletisim Hizmet, ADR	38,400		589,824
Turkiye Is Bankasi, Cl. C	1,275,808		4,424,962
			14,550,370
United Kingdom—.2%
JKX Oil & Gas	340,163		1,522,107
Total Common Stocks
(cost $744,224,198)			855,615,407

Preferred Stocks—2.2%
Brazil
Braskem, Cl. A	1,109,900	[a]	7,283,422
Cia de Tecidos do Norte de Minas—Coteminas	875,348		2,837,215
Cia Energetica de Minas Gerais	567,870		9,736,763
Total Preferred Stocks
(cost $14,791,037)			19,857,400

Other Investment—3.1%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $28,000,000)	28,000,000 [c]	28,000,000

Total Investments (cost $787,015,235)	99.0%	903,472,807
Cash and Receivables (Net)	1.0%	9,027,217
Net Assets	100.0%	912,500,024

ADR—American Depository Receipts
GDR—Global Depository Receipts

a Non-income producing security.
b Security exempt from registration under Rule 144A of the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2009, this security had a total market value of $7,912,432 or .9% of net assets.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Financial	21.4	Utilities	5.2
Energy	14.5	Industrial	4.9
Materials	13.6	Consumer Staples	3.2
Telecommunication Services	12.2	Money Market Investment	3.1
Information Technology	12.0	Health Care	2.3
Consumer Discretionary	6.6		99.0

† Based on net assets.
See notes to financial statements.

The Fund 13

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2009 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	759,015,235	875,472,807
Affiliated issuers	28,000,000	28,000,000
Cash		4,650,079
Cash denominated in foreign currencies	8,461,406	8,479,655
Receivable for investment securities sold		2,964,800
Receivable for shares of Common Stock subscribed		1,302,129
Dividends and interest receivable		884,341
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4		422
Prepaid expenses		42,798
		921,797,031
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		1,477,921
Payable for investment securities purchased		6,628,295
Payable for shares of Common Stock redeemed		686,410
Accrued expenses		504,381
		9,297,007
Net Assets ($)		912,500,024
Composition of Net Assets ($):
Paid-in capital		934,335,946
Accumulated undistributed investment income—net		9,029,946
Accumulated net realized gain (loss) on investments		(147,367,712)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions		116,501,844	[a]
Net Assets ($)		912,500,024

Net Asset Value Per Share
	Class A	Class B	Class C	Class I
Net Assets ($)	654,028,558	744,762	13,367,328	244,359,376
Shares Outstanding	57,092,986	67,792	1,184,375	21,174,363
Net Asset Value Per Share ($)	11.46	10.99	11.29	11.54

a Net of $469,121 deferred capital gain country tax.
See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2009 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $1,038,306 foreign taxes withheld at source):
Unaffiliated issuers	10,120,365
Affiliated issuers	14,291
Total Income	10,134,656
Expenses:
Management fee—Note 3(a)	4,932,831
Shareholder servicing costs—Note 3(c)	1,099,895
Professional fees	86,683
Prospectus and shareholders’ reports	56,513
Custodian fees—Note 3(c)	50,000
Registration fees	41,681
Directors’ fees and expenses—Note 3(d)	38,729
Distribution fees—Note 3(b)	35,600
Loan commitment fees—Note 2	812
Miscellaneous	21,526
Total Expenses	6,364,270
Less—reduction in fees due to earnings credits—Note 1(c)	(10,642)
Net Expenses	6,353,628
Investment Income—Net	3,781,028
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	19,110,354
Net realized gain (loss) on forward foreign currency exchange contracts	(402,754)
Net Realized Gain (Loss)	18,707,600
Net unrealized appreciation (depreciation) on investments and foreign currency transactions [including ($5,258) net unrealized
(depreciation) on forward foreign currency exchange contracts]	148,786,468
Net Realized and Unrealized Gain (Loss) on Investments	167,494,068
Net Increase in Net Assets Resulting from Operations	171,275,096

See notes to financial statements.

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2009	Year Ended
	(Unaudited)	May 31, 2009[a]
Operations ($):
Investment income—net	3,781,028	8,764,909
Net realized gain (loss) on investments	18,707,600	(151,672,373)
Net unrealized appreciation
(depreciation) on investments	148,786,468	(204,370,016)
Net Increase (Decrease) in Net Assets
Resulting from Operations	171,275,096	(347,277,480)
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	—	(13,659,872)
Class B Shares	—	(24,020)
Class C Shares	—	(249)
Class I Shares	—	(1,819,565)
Net realized gain on investments:
Class A Shares	—	(140,635,518)
Class B Shares	—	(575,321)
Class C Shares	—	(859,254)
Class I Shares	—	(19,611,498)
Class T Shares	—	(2,185)
Total Dividends	—	(177,187,482)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	133,477,740	127,305,410
Class B Shares	370,832	192,286
Class C Shares	8,479,349	1,319,756
Class I Shares	70,430,006	65,817,725

	Six Months Ended
	November 30, 2009	Year Ended
	(Unaudited)	May 31, 2009[a]
Capital Stock Transactions ($) (continued):
Dividends reinvested:
Class A Shares	—	145,211,013
Class B Shares	—	574,421
Class C Shares	—	712,961
Class I Shares	—	21,305,894
Class T Shares	—	2,185
Cost of shares redeemed:
Class A Shares	(101,149,037)	(264,578,119)
Class B Shares	(1,270,711)	(1,106,710)
Class C Shares	(857,675)	(2,946,452)
Class I Shares	(7,594,281)	(172,806,698)
Class T Shares	—	(22,212)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	101,886,223	(79,018,540)
Total Increase (Decrease) in Net Assets	273,161,319	(603,483,502)
Net Assets ($):
Beginning of Period	639,338,705	1,242,822,207
End of Period	912,500,024	639,338,705
Undistributed investment income—net	9,029,946	5,248,918

The Fund 17

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	November 30, 2009	Year Ended
	(Unaudited)	May 31, 2009[a]
Capital Share Transactions:
Class Ab,c
Shares sold	12,893,921	13,274,008
Shares issued for dividends reinvested	—	21,448,858
Shares redeemed	(9,593,872)	(27,588,184)
Net Increase (Decrease) in Shares Outstanding	3,300,049	7,134,682
Class Bb
Shares sold	37,299	22,271
Shares issued for dividends reinvested	—	87,698
Shares redeemed	(131,803)	(140,765)
Net Increase (Decrease) in Shares Outstanding	(94,504)	(30,796)
Class C
Shares sold	817,985	167,724
Shares issued for dividends reinvested	—	106,096
Shares redeemed	(82,025)	(256,548)
Net Increase (Decrease) in Shares Outstanding	735,960	17,272
Class I
Shares sold	6,621,026	7,895,077
Shares issued for dividends reinvested	—	3,128,619
Shares redeemed	(715,898)	(12,351,527)
Net Increase (Decrease) in Shares Outstanding	5,905,128	(1,327,831)
Class Tc
Shares issued for dividends reinvested	—	320
Shares redeemed	—	(2,515)
Net Increase (Decrease) in Shares Outstanding	—	(2,195)

a Effective as of the close of business on February 4, 2009, the fund no longer offers Class T shares.
b During the period ended November 30, 2009, 55,895 Class B shares representing $546,472 were automatically converted to 53,805 Class A shares and during the period ended May 31, 2009, 20,810 Class B shares representing $146,714, were automatically converted to 20,094 Class A shares.
c On the close of business on February 4, 2009, 953 Class T shares representing $6,005 were converted to 956
Class A shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
November 30, 2009					Year Ended May 31,
Class A Shares	(Unaudited)		2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	9.16		19.45	23.41	23.06	19.50	16.77
Investment Operations:
Investment income—net[a]	.05		.13	.17	.17	.21	.23
Net realized and unrealized
gain (loss) on investments	2.25		(6.63)	2.77	6.53	6.33	4.22
Total from
Investment Operations	2.30		(6.50)	2.94	6.70	6.54	4.45
Distributions:
Dividends from
investment income—net	—		(.34)	(.23)	(.11)	(.31)	(.08)
Dividends from net realized
gain on investments	—		(3.45)	(6.67)	(6.24)	(2.67)	(1.64)
Total Distributions	—		(3.79)	(6.90)	(6.35)	(2.98)	(1.72)
Net asset value,
end of period	11.46		9.16	19.45	23.41	23.06	19.50
Total Return (%)[b]	25.11	[c]	(26.58)	12.08	32.36	34.52	26.47
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.63	[d]	2.01	1.78	1.81	1.81	1.85
Ratio of net expenses
to average net assets	1.63	[d,e]	2.00	1.77	1.81	1.80	1.85
Ratio of net investment income
to average net assets	.98	[d]	1.28	.79	.75	.94	1.22
Portfolio Turnover Rate	29.31	[c]	58.57	52.37	49.56	50.00	41.36
Net Assets, end of period
($ x 1,000)	654,029		492,958	907,634	1,138,916	1,352,639	1,070,893

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
November 30, 2009				Year Ended May 31,
Class B Shares	(Unaudited)		2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	8.83		18.76	22.81	22.67	19.21	16.61
Investment Operations:
Investment income (loss)—net[a]	.04		.05	(.02)	.02	.04	.06
Net realized and unrealized
gain (loss) on investments	2.12		(6.39)	2.68	6.36	6.23	4.18
Total from Investment Operations	2.16		(6.34)	2.66	6.38	6.27	4.24
Distributions:
Dividends from
investment income—net	—		(.14)	(.04)	—	(.14)	—
Dividends from net realized
gain on investments	—		(3.45)	(6.67)	(6.24)	(2.67)	(1.64)
Total Distributions	—		(3.59)	(6.71)	(6.24)	(2.81)	(1.64)
Net asset value, end of period	10.99		8.83	18.76	22.81	22.67	19.21
Total Return (%)[b]	24.46	[c]	(27.11)	11.07	31.36	33.53	25.46
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.49	[d]	2.79	2.65	2.55	2.57	2.67
Ratio of net expenses
to average net assets	2.49	[d,e]	2.78	2.64	2.55	2.57 [e]	2.67
Ratio of net investment income
(loss) to average net assets	.82	[d]	.43	(.08)	.08	.16	.32
Portfolio Turnover Rate	29.31	[c]	58.57	52.37	49.56	50.00	41.36
Net Assets, end of period
($ x 1,000)	745		1,434	3,623	4,146	4,151	3,481

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

Six Months Ended
November 30, 2009				Year Ended May 31,
Class C Shares	(Unaudited)		2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	9.06		18.80	22.89	22.72	19.25	16.63
Investment Operations:
Investment income (loss)—net[a]	(.02)		.06	(.02)	.03	.05	.07
Net realized and unrealized
gain (loss) on investments	2.25		(6.35)	2.69	6.38	6.24	4.19
Total from Investment Operations	2.23		(6.29)	2.67	6.41	6.29	4.26
Distributions:
Dividends from
investment income—net	—		(.00)[b]	(.09)	—	(.15)	—
Dividends from net realized
gain on investments	—		(3.45)	(6.67)	(6.24)	(2.67)	(1.64)
Total Distributions	—		(3.45)	(6.76)	(6.24)	(2.82)	(1.64)
Net asset value, end of period	11.29		9.06	18.80	22.89	22.72	19.25
Total Return (%)[c]	24.61	[d]	(27.07)	11.05	31.43	33.58	25.47
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.42	[e]	2.73	2.66	2.52	2.53	2.61
Ratio of net expenses
to average net assets	2.42	[e,f]	2.72	2.65	2.52	2.52	2.61
Ratio of net investment income
(loss) to average net assets	(.29)[e]		.59	(.07)	.14	.20	.39
Portfolio Turnover Rate	29.31	[d]	58.57	52.37	49.56	50.00	41.36
Net Assets, end of period
($ x 1,000)	13,367		4,063	8,106	8,852	8,092	7,797

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
November 30, 2009				Year Ended May 31,
Class I Shares	(Unaudited)		2009	2008 [a]	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	9.23		19.49	23.50	23.14	19.55	16.80
Investment Operations:
Investment income—net[b]	.05		.18	.22	.39	.31	.29
Net realized and unrealized
gain (loss) on investments	2.26		(6.67)	2.76	6.41	6.33	4.24
Total from Investment Operations	2.31		(6.49)	2.98	6.80	6.64	4.53
Distributions:
Dividends from
investment income—net	—		(.32)	(.32)	(.20)	(.38)	(.14)
Dividends from net realized
gain on investments	—		(3.45)	(6.67)	(6.24)	(2.67)	(1.64)
Total Distributions	—		(3.77)	(6.99)	(6.44)	(3.05)	(1.78)
Net asset value, end of period	11.54		9.23	19.49	23.50	23.14	19.55
Total Return (%)	25.03	[c]	(26.40)	12.19	32.78	35.00	26.87
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.52	[d]	1.80	1.64	1.48	1.47	1.49
Ratio of net expenses
to average net assets	1.52	[d,e]	1.79	1.63	1.48	1.46	1.49
Ratio of net investment income
to average net assets	.95	[d]	1.58	1.01	1.79	1.33	1.52
Portfolio Turnover Rate	29.31	[c]	58.57	52.37	49.56	50.00	41.36
Net Assets, end of period
($ x 1,000)	244,359		140,884	323,417	346,254	49,236	26,675

a	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Emerging Markets Fund (the “fund”) is a separate non-diversified series of Dreyfus International Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund.The fund’s investment objective is long-term capital growth.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class B, Class C and Class I. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund does not offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available, are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2009 in valuing the fund’s investments:

	Level 1—	Level 2—Other	Level 3—
	Unadjusted	Significant	Significant
	Quoted	Observable Unobservable
	Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Foreign†	875,472,807	—	—	875,472,807
Mutual Funds	28,000,000	—	—	28,000,000
Other Financial
Instruments††	—	422	—	422
Liabilities ($)
Other Financial
Instruments††	—	—	—	—

†	See Statement of Investments for country classification.
††	Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(d) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended May 31, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2009 was as follows: ordinary income $50,782,286 and long term-capital gains $126,405,196. The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participated with other Dreyfus-managed funds in a $145 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Effective October 14, 2009, the $145 million unsecured credit facility with Citibank, N.A. was increased to $215 million and effective December 10, 2009, was further increased to $225 million.The fund continues participation in the $300 million unsecured credit facility provided by The Bank of New York Mellon. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended November 30, 2009, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of 1.25% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended November 30, 2009, the Distributor retained $35,653 from commissions earned on sales of the fund’s Class A shares and $1,009 and $1,696 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class B and Class C shares. During the period ended November 30, 2009, Class B and Class C shares were charged $3,304 and $32,296, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2009, Class A, Class B and Class C shares were charged $735,189, $1,101 and $10,765, respectively, pursuant to the Shareholder Services Plan.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2009, the fund was charged $42,284 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended November 30, 2009, the fund was charged $10,642 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were offset by earnings credits pursuant to the cash management agreement.

The fund also compensates The Bank of New York Mellon under a custody agreement to provide custodial services for the fund. During the period ended November 30, 2009, the fund was charged $50,000 pursuant to the custody agreement.

During the period ended November 30, 2009, the fund was charged $3,341 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $930,012, Rule 12b-1 distribution plan fees $8,474, shareholder services plan fees $137,464, custodian fees $366,417, chief compliance officer fees $4,454 and transfer agency per account fees $31,100.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance, including redemptions made through the use of the fund’s exchange privilege. During the period ended November 30, 2009, redemption fees charged and retained by the fund amounted to $49,379.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended November 30, 2009, amounted to $316,477,072 and $217,644,375, respectively.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Forward Foreign Currency Exchange Contracts: The fund may enter into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strat-egy.When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

those dates.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.The following summarizes open forward contracts at November 30, 2009:

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Cost ($)	Value ($)	Appreciation ($)
Purchases:
Hong Kong Dollar,
Expiring 12/1/2009	12,722,654	1,641,599	1,641,622	23
South African Rand,
Expiring 12/2/2009	3,421,876	461,704	462,103	399
				422

At November 30, 2009, accumulated net unrealized appreciation on investments was $116,457,572, consisting of $152,985,692 gross unrealized appreciation and $36,528,120 gross unrealized depreciation.

At November 30, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued.This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments other than the increase in the Citibank, N.A. Facility to $225 million as noted in Note 2.

For More Information

Telephone Call your financial representative or 1-800-554-4611

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures applicable to Item 10.
Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus International Funds, Inc.

By:	/s/ Bradley J. Skapyak

Bradley J. Skapyak,
President

Date:	January 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak

Bradley J. Skapyak
President

Date:	January 19, 2010

By:	/s/ James Windels

James Windels,
Treasurer

Date:	January 19, 2010

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)